UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               ---------------------------------

Check here if Amendment [_];      Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
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          Nesconset, New York  11767
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Form 13F File Number: 28-05873
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
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Title:    President
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Phone:    631-979-2142
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Signature, Place, and Date of Signing:

/s/ Patrick Moloney                       Nesconset, New York         08-13-2012
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[_] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 90
                                        -------------------

Form 13F Information Table Value Total: $164,886
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE

                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101       2960000     33040      SOLE               X
ABBOTT LABORATORIES                 Common Stock     002824100       4167000     64650      SOLE               X
AGILENT TECHNOLOGIES                Common Stock     00846U101        372000      9500      SOLE               X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106        367000      4550      SOLE               X
ALTRIA GROUP INC.                   Common Stock     02209S103        476000     13800      SOLE               X
AMERICAN EXPRESS CO.                Common Stock     025816109        983000     16900      SOLE               X
AMGEN INC.                          Common Stock     031162100       2077000     28500      SOLE               X
ANADARKO PETROLEUM CORPORATION      Common Stock     03251110         337000      5100      SOLE               X
APACHE CORP.                        Common Stock     037411105        268000      3050      SOLE               X
APPLE COMPUTER                      Common Stock     037833100      33155000     56773      SOLE               X
BHP BILLITON LTD ADR                Common Stock     088606108        241000      3700      SOLE               X
BP plc (ADR)                        Common Stock     055622104        859000     21200      SOLE               X
BAKER HUGHES, INC.                  Common Stock     057224107        830000     20200      SOLE               X
BANK OF NY MELLON CORP              Common Stock     064058100        470000     21421      SOLE               X
BANK OF AMERICA CORP                Common Stock     060505104        387000     47429      SOLE               X
BAXTER INTERNATIONAL                Common Stock     071813109       2476000     46600      SOLE               X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207       1603000     19239      SOLE               X
BOEING CORPORATION                  Common Stock     097023105       2516000     33875      SOLE               X
BRISTOL-MYERS SQUIBB                Common Stock     110122108       1923000     53500      SOLE               X
BROADCOM CORP                       Common Stock     111320107        577000     17100      SOLE               X
CATERPILLAR, INC.                   Common Stock     149123101        653000      7700      SOLE               X
CHEVRON TEXACO                      Common Stock     166764100        648000      6150      SOLE               X
CISCO SYSTEMS                       Common Stock     17275R102       1186000     69075      SOLE               X
COCA COLA                           Common Stock     191216100       3917000     50108      SOLE               X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103       2795000     26850      SOLE               X
CONOCO PHILLIPS                     Common Stock     20825C104        441000      7900      SOLE               X
CORNING INC.                        Common Stock     219350105        400000     31000      SOLE               X
CUMMINS INC.                        Common Stock     231021106        562000      5800      SOLE               X
CYTEC INDUSTRIES                    Common Stock     232820100        474000      8100      SOLE               X
DEERE & COMPANY                     Common Stock     24419910         582000      7200      SOLE               X
DEVON ENERGY CORP.                  Common Stock     25179M103       1061000     18300      SOLE               X
DISNEY (WALT) CO.                   Common Stock     254687106       2501000     51575      SOLE               X
DOVER CORP                          Common Stock     260003108       1436000     26800      SOLE               X
DUPONT DE NEMOURS                   Common Stock     263534109       1525000     30159      SOLE               X
EMC CORPORATION                     Common Stock     26864810         320000     12500      SOLE               X
EMERSON CO.                         Common Stock     291011104       2897000     62200      SOLE               X
EXELIS, INC.                        Common Stock     30162A108        141000     14400      SOLE               X
EXXON MOBIL                         Common Stock     30231G102       7535000     88067      SOLE               X
FAMILY DOLLAR STORES, INC.          Common Stock     307000109        438000      6600      SOLE               X
FEDEX CORP                          Common Stock     31428X106        732000      8000      SOLE               X
FLUOR CORP                          Common Stock     343412102        606000     12300      SOLE               X
GENERAL ELECTRIC                    Common Stock     369604103       3264000    156637      SOLE               X
GOLDMAN SACHS                       Common Stock     38141G104        503000      5250      SOLE               X
GOOGLE, INC.                        Common Stock     38259P508        603000      1040      SOLE               X
HALLIBURTON COMPANY                 Common Stock     406216101        749000     26400      SOLE               X
HOME DEPOT                          Common Stock     437076102        349000      6600      SOLE               X
HONEYWELL INTL                      Common Stock     438516106       2998000     53700      SOLE               X
IBM CORPORATION                     Common Stock     459200101       4888000     24996      SOLE               X
ISHARES MSCI EMERGING MKTS          Common Stock     464287234        273000      7000      SOLE               X
INTEL CORP.                         Common Stock     458140100       1236000     46400      SOLE               X
JP MORGAN CHASE & CO.               Common Stock     46625H100       2730000     76420      SOLE               X
JACOBS ENGINEERING GROUP            Common Stock     469814107       1226000     32400      SOLE               X
JOHNSON & JOHNSON                   Common Stock     478160104       7520000    111322      SOLE               X
KIMBERLY CLARK                      Common Stock     494368103        795000      9500      SOLE               X
KRAFT FOODS INC                     Common Stock     50075N104        664000     17200      SOLE               X
L-3 COMMUNICATIONS                  Common Stock     502424104        584000      7900      SOLE               X
LILLY (ELI) & CO.                   Common Stock     532457108        643000     15000      SOLE               X
MS BUFFERED JUMP VALUE S&P          Common Stock     61760P205        278000     25000      SOLE               X
  02/27/2015
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106        315000      4000      SOLE               X
MC DONALD'S CORPORATION             Common Stock     580135101       2456000     27750      SOLE               X
MICROSOFT CORPORATION               Common Stock     594918104       2254000     73700      SOLE               X
MONSANTO                            Common Stock     61166W101        248000      3000      SOLE               X
MORGAN STANLEY                      Common Stock     617446448        301000     20675      SOLE               X
NESTLE S A SPONSORED ADR            Common Stock     641069406        232000      3900      SOLE               X
NIKE INC.                           Common Stock     654106103       1623000     18500      SOLE               X
NORFOLK SOUTHERN CORP.              Common Stock     655844108       1449000     20200      SOLE               X
NOVARTIS ADR                        Common Stock     66987V109       1408000     25200      SOLE               X
ORACLE CORPORATION                  Common Stock     68389X105       2188000     73700      SOLE               X
PALL CORPORATION                    Common Stock     696429307       1479000     27000      SOLE               X
PEPSICO                             Common Stock     713448108       2036000     28820      SOLE               X
PFIZER                              Common Stock     717081103        802000     34900      SOLE               X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109       1221000     14000      SOLE               X
PRECISION CASTPARTS                 Common Stock     740189105       1694000     10300      SOLE               X
PROCTER & GAMBLE                    Common Stock     742718109       6209000    101385      SOLE               X
QUALCOMM                            Common Stock     747525103       2745000     49300      SOLE               X
RESEARCH IN MOTION, LTD             Common Stock     760975102         82000     11200      SOLE               X
SARA LEE CORP                       Common Stock     803111103        370000     20000      SOLE               X
SCHLUMBERGER LIMITED                Common Stock     806857108       3284000     50596      SOLE               X
STRYKER CORPORATION                 Common Stock     863667101        424000      7700      SOLE               X
TJX COMPANIES, INC.                 Common Stock     872540109        223000      5200      SOLE               X
TIME WARNER INC.                    Common Stock     887317105        225000      5850      SOLE               X
UNION PACIFIC CORP.                 Common Stock     907818108       1073000      9000      SOLE               X
UNITED PARCEL SERVICE               Common Stock     911312106       3756000     47700      SOLE               X
VANGUARD EMERGING MARKETS ETF       Common Stock     922042858        443000     11100      SOLE               X
WATERS CORP                         Common Stock     941848103       4950000     62300      SOLE               X
WATTS WATER TECHNOLOGIES            Common Stock     942749102       1266000     38000      SOLE               X
WELLS FARGO                         Common Stock     30226D106       1220000     36500      SOLE               X
WISDOM TREE EMERGING MARKET EQUITY  Common Stock     W625942          256000      4950      SOLE               X
  FUND
XYLEM INC.                          Common Stock     98419M100        362000     14400      SOLE               X
YUM! BRANDS                         Common Stock     988498101       1095000     17000      SOLE               X
TOTAL VALUE                                                      164,886,000
